Deferred tax credits	6 Months Ended
Jun. 30, 2023
Deferred Tax Credits
Deferred tax credits

Note  12.            Deferred tax credits

WISeKey Semiconductors SAS is eligible for research tax credits provided by the French government (see Note 4 Summary of significant accounting policies). As at June 30, 2023 and December 31, 2022, the receivable balances in respect of these research tax credits owed to the Group were respectively USD 1,179,981 and USD 692,314. The credit is deductible from the entity’s income tax charge for the year or payable in cash the following year, whichever event occurs first.